Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 13	$ 23	$ 15
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	161	201	133
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	34	31	26
Net income from investments in associated corporations	$ (45)	$ (55)	$ (38)